Consolidated Statements of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating activities:
Cash generated from operations	$ 4,087,241	$ 5,917,991	$ 6,462,824
Income tax paid	(177,451)	(1,002,374)	(589,187)
Net cash generated from operating activities	3,909,790	4,915,617	5,873,637
Investing activities:
Capital contributions in associates and joint ventures	(44,966)	(70,777)	(23,127)
Acquisition of investment properties	(1,753,426)	(2,151,543)	(1,465,311)
Proceeds from sales of investment properties		47,311	303,337
Acquisition of property, plant and equipment	(62,557)	(36,714)	(51,455)
Advance payments	(2,834,997)	(166,637)	(346,025)
Acquisition of intangible assets	(130,053)	(37,367)	(76,969)
Acquisitions of investments in financial assets	(20,526,411)	(19,682,748)	(5,559,850)
Proceeds from investments in financial assets	21,468,781	14,750,997	7,268,428
Loans granted	6,563	(15,900)	(21,729)
Loans granted to related parties		(2,340)	(631,059)
Loans repayment received from related parties			428,029
Proceeds from sales of properties plant and equipment		19,865
Collection for sale of associates and joint ventures	3,812
Collection of financial assets interests	399,753	567,217	123,201
Acquisition of subsidiaries, net of cash acquired		(80,277)	(106,240)
Dividends received	4,581	53,325
Net cash used in investing activities	(3,468,920)	(6,805,588)	(158,770)
Financing activities:
Issuance of non-convertible notes		4,609,660
Repurchase of non-convertible notes	(56,356)
Borrowings obtained	2,331,581	1,242,524	440,303
Borrowings obtained from related parties			7,138
Payment of borrowings	(2,075,882)	(125,785)	(390,525)
Payments of financial leasing	(12,330)	(7,212)	(3,027)
Payment of non-convertible notes			(883,825)
Payment of derivative financial instruments	(680,221)	(692,710)	(105,497)
Proceeds from derivative financial instruments	1,101,466	1,074,404	289,099
Interest paid	(2,024,581)	(1,312,051)	(1,219,962)
Reimbursement of dividends	32,770
Dividends paid	(704,959)	(1,283,493)	(262,080)
Contribution of the non-controlling shareholders	51
Short-term loans, net	247,393	(35,468)	(23,159)
Net cash (used in)/ generated from financing activities	(1,841,068)	3,469,869	(2,151,535)
Net (decrease)/ increase in cash and cash equivalents	(1,400,198)	1,579,898	3,563,332
Cash and cash equivalents at beginning of the year	5,667,727	3,640,662	79,018
Foreign exchange (loss)/ gain on cash and fair value result on cash equivalents	(40,141)	451,787	10,389
Inflation adjustment	(28,401)	(4,620)	(12,077)
Cash and cash equivalents at end of the year	$ 4,198,987	$ 5,667,727	$ 3,640,662